ABERDEEN FUNDS

Aberdeen Global Equity Fund

(the “Fund”)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 13, 2014 (SEC Accession No. 0001104659-14-080239).